Average Annual Total Returns - Class I Shares - Alger Small Cap Focus Fund - AC	Class I Inception Date	Class I Return Before Taxes 1 Year	Class I Return Before Taxes 5 Years	Class I Return Before Taxes 10 Years	Class I Return After Taxes on Distributions 1 Year	Class I Return After Taxes on Distributions 5 Years	Class I Return After Taxes on Distributions 10 Years	Class I Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class I Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class I Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes) 1 Year	Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes) 5 Years	Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes) 10 Years
Total	Mar. 03, 2008	53.29%	24.84%	16.77%	53.29%	24.56%	15.54%	31.55%	20.45%	13.61%	34.63%	16.36%	13.48%